Related Party Transactions (Details) - Schedule of proportional cost allocation based on management’s estimation	9 Months Ended
Oct. 31, 2021 USD ($)
Schedule of proportional cost allocation based on management’s estimation [Abstract]
Directors’ fees	$ 36,039
Personnel	277,246
Professional services	17,511
Office and administrative	83,682
Total	$ 414,478